Consolidated Statement Of Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Loss for the year	€ (319,672)	€ (43,256)	€ (43,104)
Items that may be reclassified to profit or loss in subsequent periods
Exchange differences on translation of foreign operations	(14)	8	3
Income tax related to these items	0	0	0
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods, net of tax	(14)	8	3
Other comprehensive income/(loss) for the year, net of tax	(14)	8	3
Total comprehensive income/(loss) for the year, net of tax	(319,686)	(43,248)	(43,101)
Attributable to:
Equity holders of the Company	€ (319,686)	€ (43,248)	€ (43,101)